Investment Strategy	Jun. 30, 2026
Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Conservative
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 50%-70% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, 30%-50% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Moderate
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 45%-70% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 30%-50% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Growth
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%-90% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%-30% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class D Shares [Member] | Janus Henderson Global Allocation Fund - Conservative
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 50%-70% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, 30%-50% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class D Shares [Member] | Janus Henderson Global Allocation Fund - Moderate
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 45%-70% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 30%-50% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class D Shares [Member] | Janus Henderson Global Allocation Fund - Growth
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%-90% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%-30% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
Class D Shares [Member] | Janus Henderson Developed World Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments from developed countries. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, debentures, mortgage-related and other asset-backed securities, investment grade debt securities (including corporate debt, developed market government bonds, and U.S. Government securities), below investment grade debt securities (also known as “junk” bonds), foreign bonds, subordinated bank debt, collective investment schemes, collateralized loan obligations, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, Ireland, the Netherlands, and Switzerland.Under normal circumstances, portfolio management intends to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. An issuer is deemed to originate in a country if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) more than 50% of the issuer’s assets are located in the country, or (iii) more than 50% of the issuer’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar. Portfolio management uses a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, portfolio management uses both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship. Portfolio management meets with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio. Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. Portfolio management seeks to: •avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; •invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; and •with respect to sovereign bond issuers: (i) avoid sovereign bond issuers that have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs; or (ii) seek to invest in sovereign bond issuers that are rated B or higher using the Adviser’s proprietary ESG framework, which incorporates metrics across ESG Factors to produce country-level ESG ratings ranging from AAA to CCC. To identify the universe of investible securities for the Fund, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by portfolio management to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows: •oil and gas generation and production; •oil sands extraction; •shale energy extraction; •thermal coal extraction and power generation; •Arctic oil and gas extraction; •tobacco; •fur; •adult entertainment; •gambling or controversial weapons; and •United Nations Global Compact violators. The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund will also consider selling a security if, in portfolio management’s opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises. The Fund’s average portfolio duration normally may range from zero to plus nine years. Portfolio management may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may take short positions on derivatives instruments.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, Ireland, the Netherlands, and Switzerland.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments from developed countries.
Class D Shares [Member] | Janus Henderson Flexible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, government notes and bonds, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, credit risk transfer securities (“CRTs”), money market instruments, fixed and floating rate obligations with varying durations, and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities. The Fund’s average portfolio duration typically ranges between three and seven years. As of June 30, 2026, the Fund’s average portfolio duration was 5.75 years. The Fund will invest at least 65% of its net assets in investment grade debt instruments. The Fund will limit its investment in below investment grade debt instruments (also known as “junk” bonds) to 35% or less of its net assets. The Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in foreign securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Fund may also use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure, or market conditions), to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund relative to its benchmark index, and to earn income, enhance returns, or preserve capital. The Fund’s exposure to derivatives will vary. The Fund may take short positions on derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class D Shares [Member] | Janus Henderson High-Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments (also known as “junk” bonds). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. High-yield debt instruments are debt instruments rated below investment grade by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are unrated bonds considered by the Adviser to be of similar quality.The Fund may at times invest all of its assets in such securities. The Fund may also invest in money market instruments and foreign debt securities. The Fund may also invest in floating rate obligations, such as floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. Additionally, the Fund may invest its assets in derivatives. In particular, the Fund may invest in swaps, including index credit default swaps, to increase or decrease the Fund’s exposure to a particular market. The Fund may also invest in futures to manage or hedge duration. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. The Fund’s exposure to derivatives will vary. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators.This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	High-yield debt instruments are debt instruments rated below investment grade by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are unrated bonds considered by the Adviser to be of similar quality.Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments (also known as “junk” bonds).
Class D Shares [Member] | Janus Henderson Low Duration Multi-Sector Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments in which the Fund may invest include, but are not limited to, bank loans, commercial loans, commercial paper, floating rate obligations, including collateralized loan obligations (and investments that provide exposure to collateralized loan obligations), floating rate senior secured syndicated bank loans, floating rate unsecured loans, debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities, and other floating rate bonds, loans and notes, and fixed-rate notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including below investment grade debt instruments (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in U.S. and non-U.S. debt securities of varying maturities. The Fund’s average portfolio duration typically ranges from zero to three years. While the Fund primarily invests in investment-grade debt securities, it may invest up to 35% of its net assets in below investment grade securities. The Fund may invest up to 15% of its net assets in emerging market debt. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, options, forward contracts, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Portfolio management seeks to invest in issuers they believe have high income potential relative to other fixed-income instruments available at a given point in time. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class D Shares [Member] | Janus Henderson Multi-Sector Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments in which the Fund may invest include, but are not limited to, bank loans, commercial loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans, floating rate obligations, including collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities, and other floating rate bonds, loans, and notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including below investment grade debt instruments (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in U.S. and non-U.S. debt securities of varying maturities. The Fund’s investments in below investment grade debt securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis. The Fund may invest up to 50% of its total assets in the commercial loans sector. Normally, the Fund’s exposure to the commercial loans sector will be approximately 15% of the Fund’s total assets. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Portfolio management seeks to invest in issuers they believe have high income potential relative to other fixed-income instruments available at a given point in time, and may also consider the capital appreciation potential of certain investments.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class D Shares [Member] | Janus Henderson Short Duration Flexible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, corporate bonds or notes or government securities, including agency securities, commercial and residential mortgage-backed securities, asset-backed securities, fixed and floating rate obligations with varying durations, credit risk transfer securities (“CRTs”), and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities. The Fund will invest at least 65% of its net assets in investment grade debt securities. The Fund may invest up to 35% of its net assets in below investment grade debt securities (also known as “junk” bonds). The Fund’s investments in short-term securities may include money market instruments. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in foreign securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. The Fund’s average portfolio duration typically ranges between one and three years. As of June 30, 2026, the Fund’s average portfolio duration was 1.6 years. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Fund may also use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure, or market conditions), to increase or decrease the Fund’s exposure to a particular market, and to earn income, enhance returns, or preserve capital. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class D Shares [Member] | Janus Henderson Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.The Fund will: •invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser •invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) •maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or lessAs a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.
Class D Shares [Member] | Janus Henderson Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.The Fund will: •invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser •invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) •maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits.
Class D Shares [Member] | Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) more than 50% of the issuer’s revenues are derived from the United States; or (iii) more than 50% of the issuer’s assets are located in the United States. Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Equity securities in which the Fund may invest include, but are not limited to, common stocks and depositary receipts. Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity. Portfolio management applies a systematic investment process that monitors day-to-day movements in options prices on individual U.S. issuers for indicators of upside (or good) and downside (or bad) volatility to forecast their risk and reward. In applying this investment process, portfolio management seeks to avoid issuers whose upside volatilities are perceived to be lower and whose downside volatilities are perceived to be higher, resulting in a portfolio that is expected to generate returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets. The Fund may engage in active and frequent trading to achieve its investment objective.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.
Class D Shares [Member] | Janus Henderson International Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities.Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Dividend-producing equity securities are common and preferred stocks that currently pay, or have a historical record of paying, dividends. The Fund generally invests in a core group of 40-60 equity securities, including common stocks, preferred stocks, depositary receipts, and other equity-related securities. The Fund primarily invests in equity securities of companies that are economically tied to countries outside of the United States, including investments in emerging markets. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) more than 50% of the issuer’s revenues are derived from one or more countries outside of the United States; or (iii) more than 50% of the issuer’s assets are located in one or more countries outside of the United States. The Fund’s investments may be in non-U.S. currency or U.S. dollar-denominated. In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on dividend-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, there is a change in business strategy or issuer-specific business outlook that affects the original investment case, or if a superior investment opportunity arises. The Fund will also consider selling a security if, in portfolio management’s opinion, the company’s business model no longer meets the investment criteria employed in managing the Fund. The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward foreign currency contracts to offset risks associated with currency exposure.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Dividend-producing equity securities are common and preferred stocks that currently pay, or have a historical record of paying, dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities.
Class D Shares [Member] | Janus Henderson Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, mid-cap companies are those whose market capitalization falls, at the time of purchase, within the 12-month capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of June 30, 2026, they ranged from approximately $480 million to $79.64 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, mid-cap companies are those whose market capitalization falls, at the time of purchase, within the 12-month capitalization range of the Russell Midcap® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics.
Class D Shares [Member] | Janus Henderson Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $9.35 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.
Class D Shares [Member] | Janus Henderson Small-Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small- and mid-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2500tm Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $25.7 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market. The Fund normally invests in a portfolio of 40-50 equity securities, which consist primarily of common stocks, but may also include other types of instruments. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, small- and mid-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2500tm Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-cap companies with value characteristics.
Class A C S I N T Shares [Member] | Janus Henderson Developed World Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments from developed countries. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, debentures, mortgage-related and other asset-backed securities, investment grade debt securities (including corporate debt, developed market government bonds, and U.S. Government securities), below investment grade debt securities (also known as “junk” bonds), foreign bonds, subordinated bank debt, collective investment schemes, collateralized loan obligations, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, Ireland, the Netherlands, and Switzerland.Under normal circumstances, portfolio management intends to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. An issuer is deemed to originate in a country if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) more than 50% of the issuer’s assets are located in the country, or (iii) more than 50% of the issuer’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar. Portfolio management uses a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, portfolio management uses both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship. Portfolio management meets with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio. Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. Portfolio management seeks to: •avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; •invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; and •with respect to sovereign bond issuers: (i) avoid sovereign bond issuers that have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs; or (ii) seek to invest in sovereign bond issuers that are rated B or higher using the Adviser’s proprietary ESG framework, which incorporates metrics across ESG Factors to produce country-level ESG ratings ranging from AAA to CCC. To identify the universe of investible securities for the Fund, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by portfolio management to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows: •oil and gas generation and production; •oil sands extraction; •shale energy extraction; •thermal coal extraction and power generation; •Arctic oil and gas extraction; •tobacco; •fur; •adult entertainment; •gambling or controversial weapons; and •United Nations Global Compact violators. The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund will also consider selling a security if, in portfolio management’s opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises. The Fund’s average portfolio duration normally may range from zero to plus nine years. Portfolio management may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may take short positions on derivatives instruments.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, Ireland, the Netherlands, and Switzerland.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments from developed countries.
Class A C S I N T Shares [Member] | Janus Henderson Multi-Sector Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments in which the Fund may invest include, but are not limited to, bank loans, commercial loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans, floating rate obligations, including collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities, and other floating rate bonds, loans, and notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including below investment grade debt instruments (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in U.S. and non-U.S. debt securities of varying maturities. The Fund’s investments in below investment grade debt securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis. The Fund may invest up to 50% of its total assets in the commercial loans sector. Normally, the Fund’s exposure to the commercial loans sector will be approximately 15% of the Fund’s total assets. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Portfolio management seeks to invest in issuers they believe have high income potential relative to other fixed-income instruments available at a given point in time, and may also consider the capital appreciation potential of certain investments.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class A C S I N T Shares [Member] | Janus Henderson Short Duration Flexible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, corporate bonds or notes or government securities, including agency securities, commercial and residential mortgage-backed securities, asset-backed securities, fixed and floating rate obligations with varying durations, credit risk transfer securities (“CRTs”), and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities. The Fund will invest at least 65% of its net assets in investment grade debt securities. The Fund may invest up to 35% of its net assets in below investment grade debt securities (also known as “junk” bonds). The Fund’s investments in short-term securities may include money market instruments. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in foreign securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. The Fund’s average portfolio duration typically ranges between one and three years. As of June 30, 2026, the Fund’s average portfolio duration was 1.6 years. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Fund may also use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure, or market conditions), to increase or decrease the Fund’s exposure to a particular market, and to earn income, enhance returns, or preserve capital. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class A C S I N T Shares [Member] | Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) more than 50% of the issuer’s revenues are derived from the United States; or (iii) more than 50% of the issuer’s assets are located in the United States. Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Equity securities in which the Fund may invest include, but are not limited to, common stocks and depositary receipts. Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity. Portfolio management applies a systematic investment process that monitors day-to-day movements in options prices on individual U.S. issuers for indicators of upside (or good) and downside (or bad) volatility to forecast their risk and reward. In applying this investment process, portfolio management seeks to avoid issuers whose upside volatilities are perceived to be lower and whose downside volatilities are perceived to be higher, resulting in a portfolio that is expected to generate returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets. The Fund may engage in active and frequent trading to achieve its investment objective.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.
Class A C S I N T Shares [Member] | Janus Henderson International Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities.Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Dividend-producing equity securities are common and preferred stocks that currently pay, or have a historical record of paying, dividends. The Fund generally invests in a core group of 40-60 equity securities, including common stocks, preferred stocks, depositary receipts, and other equity-related securities. The Fund primarily invests in equity securities of companies that are economically tied to countries outside of the United States, including investments in emerging markets. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) more than 50% of the issuer’s revenues are derived from one or more countries outside of the United States; or (iii) more than 50% of the issuer’s assets are located in one or more countries outside of the United States. The Fund’s investments may be in non-U.S. currency or U.S. dollar-denominated. In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on dividend-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, there is a change in business strategy or issuer-specific business outlook that affects the original investment case, or if a superior investment opportunity arises. The Fund will also consider selling a security if, in portfolio management’s opinion, the company’s business model no longer meets the investment criteria employed in managing the Fund. The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward foreign currency contracts to offset risks associated with currency exposure.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Dividend-producing equity securities are common and preferred stocks that currently pay, or have a historical record of paying, dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities.
Class A C S I N T Shares [Member] | Janus Henderson Small-Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small- and mid-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2500tm Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $25.7 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market. The Fund normally invests in a portfolio of 40-50 equity securities, which consist primarily of common stocks, but may also include other types of instruments. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, small- and mid-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2500tm Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-cap companies with value characteristics.
Class A C S I N R T Shares [Member] | Janus Henderson Flexible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments include, but are not limited to, government notes and bonds, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, credit risk transfer securities (“CRTs”), money market instruments, fixed and floating rate obligations with varying durations, and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities. The Fund’s average portfolio duration typically ranges between three and seven years. As of June 30, 2026, the Fund’s average portfolio duration was 5.75 years. The Fund will invest at least 65% of its net assets in investment grade debt instruments. The Fund will limit its investment in below investment grade debt instruments (also known as “junk” bonds) to 35% or less of its net assets. The Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in foreign securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use futures, including Treasury bond futures, to manage interest rate risk, yield curve positioning, and country exposure. The Fund may also use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure, or market conditions), to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund relative to its benchmark index, and to earn income, enhance returns, or preserve capital. The Fund’s exposure to derivatives will vary. The Fund may take short positions on derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class A C S I N R T Shares [Member] | Janus Henderson High-Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments (also known as “junk” bonds). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. High-yield debt instruments are debt instruments rated below investment grade by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are unrated bonds considered by the Adviser to be of similar quality.The Fund may at times invest all of its assets in such securities. The Fund may also invest in money market instruments and foreign debt securities. The Fund may also invest in floating rate obligations, such as floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds. Additionally, the Fund may invest its assets in derivatives. In particular, the Fund may invest in swaps, including index credit default swaps, to increase or decrease the Fund’s exposure to a particular market. The Fund may also invest in futures to manage or hedge duration. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. The Fund’s exposure to derivatives will vary. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators.This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	High-yield debt instruments are debt instruments rated below investment grade by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are unrated bonds considered by the Adviser to be of similar quality.Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments (also known as “junk” bonds).
Class A C S I N R T Shares [Member] | Janus Henderson Low Duration Multi-Sector Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments in which the Fund may invest include, but are not limited to, bank loans, commercial loans, commercial paper, floating rate obligations, including collateralized loan obligations (and investments that provide exposure to collateralized loan obligations), floating rate senior secured syndicated bank loans, floating rate unsecured loans, debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities, and other floating rate bonds, loans and notes, and fixed-rate notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including below investment grade debt instruments (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in U.S. and non-U.S. debt securities of varying maturities. The Fund’s average portfolio duration typically ranges from zero to three years. While the Fund primarily invests in investment-grade debt securities, it may invest up to 35% of its net assets in below investment grade securities. The Fund may invest up to 15% of its net assets in emerging market debt. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, options, forward contracts, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Portfolio management seeks to invest in issuers they believe have high income potential relative to other fixed-income instruments available at a given point in time. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments.
Class A C S I N R T Shares [Member] | Janus Henderson Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, mid-cap companies are those whose market capitalization falls, at the time of purchase, within the 12-month capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of June 30, 2026, they ranged from approximately $480 million to $79.64 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, mid-cap companies are those whose market capitalization falls, at the time of purchase, within the 12-month capitalization range of the Russell Midcap® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics.
Class A C S I N R T Shares [Member] | Janus Henderson Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $9.35 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.
Class I N T Shares [Member] | Janus Henderson Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). The Fund’s investments in U.S. Government securities may include obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the U.S. Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.The Fund will: •invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser •invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) •maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or lessAs a government money market fund, the Board of Trustees has determined not to subject the Fund to a liquidity fee on Fund redemptions. Please note that the Board of Trustees has reserved the ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objectives by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities.
Class T Shares [Member] | Janus Henderson Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.The Fund will: •invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser •invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended) •maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits.
Class L Shares [Member] | Janus Henderson Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $9.35 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.